Average Annual Total Returns - Nasdaq-100 ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	Nasdaq-100® Index OneYear		Nasdaq-100® Index FiveYears		Nasdaq-100® Index TenYears
Total	45.00%	21.68%	18.09%	Aug. 07, 2000	44.49%	21.49%	17.84%	26.77%	17.76%	15.44%	43.58%	20.47%	16.91%	Aug. 07, 2000	48.88%	[1]	24.27%	[1]	20.63%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.